Intangible Assets - Schedule of Intangible Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 265.7
Ending balance	427.0	$ 265.7
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	540.5	610.7
Additions	84.4	13.7
Additions arising on acquisitions	183.8	37.6
Removal of fully amortized assets	(68.8)	(112.6)
Impact of foreign exchange	33.6	(8.9)
Ending balance	773.5	540.5
Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(274.8)	(290.3)
Amortization	123.8	102.0
Removal of fully amortized assets	68.8	112.6
Impact of foreign exchange	16.7	(4.9)
Ending balance	(346.5)	(274.8)
Client Relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	231.4
Ending balance	326.2	231.4
Client Relationships | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	464.1	471.9
Additions	0.0	0.0
Additions arising on acquisitions	137.7	25.2
Removal of fully amortized assets	(30.9)	(25.4)
Impact of foreign exchange	31.3	(7.6)
Ending balance	602.2	464.1
Client Relationships | Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(232.7)	(215.6)
Amortization	58.5	46.3
Removal of fully amortized assets	30.9	25.4
Impact of foreign exchange	15.7	(3.8)
Ending balance	(276.0)	(232.7)
Contract Backlog
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	8.3
Ending balance	23.9	8.3
Contract Backlog | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	12.4	48.6
Additions	0.0	0.0
Additions arising on acquisitions	45.8	12.4
Removal of fully amortized assets	(13.4)	(47.8)
Impact of foreign exchange	2.0	(0.8)
Ending balance	46.8	12.4
Contract Backlog | Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(4.1)	(31.4)
Amortization	31.1	21.3
Removal of fully amortized assets	13.4	47.8
Impact of foreign exchange	1.1	(0.8)
Ending balance	(22.9)	(4.1)
Software and other
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	26.0
Ending balance	76.9	26.0
Software and other | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	64.0	90.2
Additions	84.4	13.7
Additions arising on acquisitions	0.3	0.0
Removal of fully amortized assets	(24.5)	(39.4)
Impact of foreign exchange	0.3	(0.5)
Ending balance	124.5	64.0
Software and other | Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(38.0)	(43.3)
Amortization	34.2	34.4
Removal of fully amortized assets	24.5	39.4
Impact of foreign exchange	(0.1)	(0.3)
Ending balance	$ (47.6)	$ (38.0)